Going Concern (Details Narrative) - USD ($)	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Negative working capital	$ (8,898,797)	$ (500,000)
Accumulated deficit	$ (12,663,538)	$ (2,573,753)	$ (971,822)